SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Significant related party transactions - Table Content (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales of goods and services rendered
Sales of materials and finished goods	¥ 30,476,262	¥ 23,616,344	¥ 19,307,107
Sales of utility	1,597,362	990,438	847,252
Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Sales of utility			7,706
Purchase of goods and services
Purchase of services	1,767,590	3,237,814	2,496,431
Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	41,312	55,378	34,607
Provision of social services and logistics services
Purchase of goods and services
Purchase of services	475,532	309,180	312,062
Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	22,377,315	12,701,924	13,822,660
Purchases of utilities services
Purchase of goods and services
Purchase of services	1,179,680	1,153,496	1,193,038
Purchases of other services
Purchase of goods and services
Purchase of services	373,655	272,220	226,280
Rental expenses/lease liabilities payments for buildings and land use rights
Purchase of goods and services
Rental expenses /lease liabilities payments for buildings and land use rights charged	661,888	499,191	501,866
Chinalco and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods	13,986,223	13,612,817	11,320,015
Sales of utility	1,104,542	687,290	620,552
Chinalco and its subsidiaries | Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Sales of utility			5,981
Chinalco and its subsidiaries | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	39,284	52,571	31,551
Chinalco and its subsidiaries | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	1,755,092	2,949,866	2,088,338
Chinalco and its subsidiaries | Provision of social services and logistics services
Purchase of goods and services
Purchase of services	475,532	309,180	312,062
Chinalco and its subsidiaries | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	6,266,563	8,161,223	3,513,420
Chinalco and its subsidiaries | Purchases of utilities services
Purchase of goods and services
Purchase of services	650,921	763,812	992,827
Chinalco and its subsidiaries | Rental expenses/lease liabilities payments for buildings and land use rights
Purchase of goods and services
Rental expenses /lease liabilities payments for buildings and land use rights charged	661,888	499,191	501,866
Associates of Chinalco
Sales of goods and services rendered
Sales of materials and finished goods	520,485	514,414	897,642
Sales of utility	3,268	4,062	15,719
Associates of Chinalco | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	237	65
Associates of Chinalco | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	265
Associates of Chinalco | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	2,586	18	18,917
Associates of Chinalco | Purchases of utilities services
Purchase of goods and services
Purchase of services	85,469	100,835	96,510
Joint ventures
Sales of goods and services rendered
Sales of materials and finished goods	6,694,824	5,676,548	4,462,670
Sales of utility	470,984	263,436	186,672
Other significant related party transactions
Financial guarantee provided to related party		12,450	12,450
Joint ventures | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	1,426	1,967	1,545
Joint ventures | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services		69,332	2,100
Joint ventures | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	5,501,158	2,647,234	8,182,251
Joint ventures | Purchases of utilities services
Purchase of goods and services
Purchase of services	443,290	280,523	26,269
Joint ventures | Purchases of other services
Purchase of goods and services
Purchase of services	373,655	272,220	226,280
Associates
Sales of goods and services rendered
Sales of materials and finished goods	9,232,432	3,812,565	2,626,780
Sales of utility	18,568	35,650	24,309
Associates | Provision of engineering, construction and supervisory services
Sales of goods and services rendered
Sales of utility			1,725
Associates | Rental revenue of land use rights and buildings
Sales of goods and services rendered
Rental revenue of land use rights and buildings	365	775	1,511
Associates | Purchases of engineering, construction and supervisory services
Purchase of goods and services
Purchase of services	12,233	218,616	405,993
Associates | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	10,576,907	1,893,449	2,108,072
Associates | Purchases of utilities services
Purchase of goods and services
Purchase of services		8,326	77,432
Subsidiaries of Chinalco
Other significant related party transactions
Borrowing from related parties	1,925,000	3,890,000	6,525,000
Interest expense on borrowings, discounted notes and factoring arrangement from related parties	87,985	141,991	143,415
Investment in subsidiaries of Chinalco		2,137,608
Disposal of electronic aluminium capacity quota to a subsidiary of Chinalco		800,000
Disposal assets under sale and leaseback contract to related parties		500,000	224,000
Finance lease under a sale and leaseback contract from related parties		558,924	224,000
Trade receivable factoring arrangement from related parties		136,656	470,101
Discounted notes receivable to a related parties	36,750	¥ 679,517	¥ 756,000
Non-controlling shareholder of a subsidiary and its subsidiaries
Sales of goods and services rendered
Sales of materials and finished goods	42,298
Non-controlling shareholder of a subsidiary and its subsidiaries | Purchases of primary and auxiliary materials, equipment and finished goods
Purchase of goods and services
Purchase of goods	¥ 30,101